Loss Per Share (Details)	3 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]
Basic and diluted (in shares)	9,138,085	6,981,216	8,243,999	6,395,698
Basic (in shares)					5,770,266	6,936,452
Weighted Average Number Diluted Shares Outstanding Adjustment (in shares)						641,109
Diluted (in shares)						7,577,561